UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Market Allocation Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Market Allocation Portfolio  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2016

Investment Objective

BlackRock Emerging Market Allocation Portfolio’s (the “Fund”) investment objective is to seek total return.

On June 13, 2016, the Board of Trustees of the Fund approved a change in the name of the Fund to BlackRock Total Emerging Markets Fund effective on July 18, 2016.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2016, the Fund outperformed its custom blended benchmark, MSCI Emerging Markets Index (60%) (“MSCI EM” or the “equity benchmark”)/JPMorgan Emerging Markets Bond Index Plus (40%) (“EMBI+” or the “fixed income benchmark”).

What factors influenced performance?

•

Within equities, the Fund’s overweight position in the materials sector — primarily in China, Turkey and Thailand — was the most important contributor to relative performance. The Fund was also helped by its positioning in financials, highlighted by long positions in Brazil and China and short positions in Turkey and Mexico. Underweights in the Brazilian telecommunications services and South Korean information technology sectors detracted from performance, as did off-benchmark allocations to the developed markets and frontier markets.

•

The Fund’s fixed-income allocation made a positive contribution to returns. Long positions in Mexico, Colombia and South Korean local-currency bonds added value within the fixed-income portfolio. The Fund’s allocation to the bonds of developed-market companies with exposure to the emerging markets also contributed positively.

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to specific markets or to manage market and/or equity risks. Through the use of total return swaps, the Fund was able to manage its desired exposures to the fixed income and equity markets. The use of derivatives detracted from performance.

•

The Fund’s cash exposure resulted from maintaining long and short positions via the use of derivatives. The Fund was fully invested throughout the period, and the cash exposure did not have a material impact on performance.

Describe recent portfolio activity.

•

Given the more benign outlook for U.S. Federal Reserve policy and the prospects for continued low interest rates around the world, the Fund increased its allocation to local currency bonds in countries with attractive yields, including Mexico, Colombia and South Africa.

•

The Fund added to its equity positions, particularly in attractively valued sectors such as materials, in a reflection of China’s improving economic prospects. On the other hand, the Fund responded to the significant rally in Brazil by moving to an underweight in the country through reductions in the industrials and telecommunications services sectors. The Fund also shifted to an underweight in some of the more defensive sectors, including health care stocks in Hungary and consumer discretionary stocks in Indonesia.

Describe portfolio positioning at period end.

•

The Fund continued to have a balanced exposure to fixed income and equities. In fixed income, the Fund favored countries with the highest credit quality. In addition, it had strategic allocations to some of the more stable local markets, such as Mexico, South Africa and South Korea. On the equity side, the Fund closed the period with overweights in Taiwan and Turkey and underweights in Mexico and South Korea.

4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity and debt instruments and related derivative instruments issued by, or tied economically to, companies or other issuers located in emerging markets.

[3]

A customized weighted index comprised of the returns of the MSCI Emerging Markets Index (60%)/JPMorgan Emerging Markets Bond Index Plus (40%). The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. JPMorgan Emerging Markets Bond Index Plus is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.08%	(10.53)%	N/A	(2.78)%	N/A
Investor A	3.88	(10.74)	(15.43)%	(3.03)	(4.79)%
Investor C	3.50	(11.38)	(12.26)	(3.74)	(3.74)
MSCI Emerging Markets Index (60%)/JPMorgan Emerging Markets Bond Index Plus (40%)	2.52	(8.60)	N/A	(1.78)	N/A
MSCI Emerging Markets Index	(0.13)	(17.87)	N/A	(4.92)	N/A
JPMorgan Emerging Markets Bond Index Plus	6.13	6.24	N/A	2.63	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on May 16, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,040.80	$7.10	$1,000.00	$1,017.90	$7.02	1.40%
Investor A	$1,000.00	$1,038.80	$8.36	$1,000.00	$1,016.66	$8.27	1.65%
Investor C	$1,000.00	$1,035.00	$12.14	$1,000.00	$1,012.93	$12.01	2.40%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	5

Fund Summary (concluded)

Portfolio Information as of April 30, 2016

Portfolio Composition	Percent of Long-Term Investments
Foreign Government Obligations	64%
Corporate Bonds	16
Foreign Agency Obligations	12
Investment Companies	8

	Percentage of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	11%	5%	16%
Taiwan	6	3	9
South Korea	6	3	9
Mexico	5	3	8
United States	7	—	7
Turkey	4	2	6
Hong Kong	3	3	6
Brazil	4	2	6
South Africa	4	1	5
Thailand	3	1	4
Russia	3	—	3
Colombia	3	—	3
Philippines	3	—	3
Indonesia	2	—	2
Poland	2	—	2
Other[2]	9	2	11

Total	75%	25%	100%

[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]

Other includes a 1% or less investment in each of the following countries: Argentina, Chile, Czech Republic, Greece, Hungary, India, Kazakhstan, Lithuania, Malaysia, Netherlands, Panama, Peru, Qatar, Romania, Saudi Arabia, Switzerland, Ukraine, United Arab Emirates, United Kingdom, Uruguay and Venezuela.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges:

(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	7

Consolidated Schedule of Investments April 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States — 10.6%
3M Co., 3.88%, 6/15/44	USD	50	$52,731
Abbott Laboratories, 5.30%, 5/27/40		100	114,263
Amazon.com, Inc.:
4.80%, 12/05/34		50	56,878
4.95%, 12/05/44		75	87,623
Bristol-Myers Squibb Co., 4.50%, 3/01/44		100	115,476
Eli Lilly & Co., 3.70%, 3/01/45		100	103,650
Exxon Mobil Corp., 4.11%, 3/01/46		150	159,804
General Electric Co.:
6.75%, 3/15/32		150	207,331
5.88%, 1/14/38		150	197,762
6.88%, 1/10/39		75	109,763
4.13%, 10/09/42		75	80,032
4.50%, 3/11/44		100	112,371
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		150	183,671
4.80%, 7/08/44		150	161,108
HSBC Holdings PLC:
6.50%, 9/15/37		225	271,497
6.10%, 1/14/42		125	158,748
Intel Corp.:
4.80%, 10/01/41		75	84,935
4.25%, 12/15/42		100	106,137
4.90%, 7/29/45		75	85,874
International Business Machines Corp., 5.60%, 11/30/39		75	93,130
Johnson & Johnson:
4.38%, 12/05/33		200	230,772
3.70%, 3/01/46		100	106,208
Merck & Co., Inc.:
6.50%, 12/01/33		100	135,240
3.70%, 2/10/45		100	102,258
Microsoft Corp.:
3.50%, 2/12/35		75	75,115
5.30%, 2/08/41		175	218,655
3.75%, 2/12/45		125	124,448
4.45%, 11/03/45		125	138,719
NIKE, Inc., 3.88%, 11/01/45		75	79,521
Oracle Corp.:
4.30%, 7/08/34		125	133,572
3.90%, 5/15/35		100	102,392
5.38%, 7/15/40		150	182,170
4.13%, 5/15/45		100	103,525
PepsiCo, Inc.:
4.00%, 3/05/42		100	103,809
4.25%, 10/22/44		100	108,527
4.45%, 4/14/46		50	55,806
Pfizer, Inc.:
7.20%, 3/15/39		100	147,548
4.40%, 5/15/44		75	85,313

Corporate Bonds	Par (000)		Value
United States (continued)
Procter & Gamble Co., 5.55%, 3/05/37	USD	100	$132,749
QUALCOMM, Inc., 4.80%, 5/20/45		100	101,245
Visa, Inc., 4.30%, 12/14/45		200	219,797
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		125	156,151
6.50%, 8/15/37		150	209,945
5.63%, 4/01/40		75	97,240
5.63%, 4/15/41		200	260,451
4.30%, 4/22/44		100	112,364
Total Corporate Bonds — 10.6%			6,066,324

Foreign Agency Obligations
Chile — 1.4%
Bonos del Banco Central de Chile en UF, 3.00%, 3/01/22	CLP	362,647	603,996
Corp. Nacional del Cobre de Chile, 4.25%, 7/17/42	USD	200	180,733

			784,729
China — 0.4%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23		200	202,330
Hong Kong — 0.5%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20		100	106,317
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22		200	209,279

			315,596
Malaysia — 0.8%
Petroliam Nasional Bhd, 7.63%, 10/15/26		200	271,641
Petronas Capital, Ltd., 3.50%, 3/18/25		200	205,352

			476,993
Mexico — 1.0%
Mexican Udibonos, 4.50%, 12/04/25	MXN	5,996	392,949
Petroleos Mexicanos:
5.50%, 1/21/21	USD	100	105,000
6.50%, 6/02/41		50	49,900
5.63%, 1/23/46		25	22,258

			570,107
Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20		200	202,660

Portfolio Abbreviations

ADR	American Depositary Receipts	KLIBOR	Kuala Lumpur Interbank Offered Rate	PLN	Polish Zloty
BKIBOR	Bangkok Interbank Offered Rate	KRW	South Korean Won	S&P	Standard and Poor’s
COP	Columbian Peso	LIBOR	London Interbank Offered Rate	THB	Thai Baht
CLP	Chilean Peso	MSCI	Morgan Stanley Capital International	TWD	Taiwan Dollar
ETF	Exchange-Traded Fund	MXN	Mexican Peso	USD	United States Dollar
GDR	Global Depositary Receipts	MYR	Malaysian Ringgit	WIBOR	Warsaw InterBank Offered Bank
INR	Indian Rupee	OTC	Over-the-Counter	ZAR	South African Rand

See Notes to Consolidated Financial Statements.

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Foreign Agency Obligations	Par (000)		Value
Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	USD	100	$134,802
South Africa — 0.3%
Eskom Holdings SOC, Ltd., 6.75%, 8/06/23		200	188,250
United Kingdom — 0.4%
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23		200	213,059
Total Foreign Agency Obligations — 5.4%			3,088,526

Foreign Government Obligations
Argentine Republic Government International Bond:
8.75%, 6/02/17		65	67,990
8.28%, 12/31/33		449	468,175
5.25%, 12/31/38		375	239,063
Brazilian Government International Bond:
4.88%, 1/22/21		350	356,125
8.88%, 4/15/24		100	121,750
4.25%, 1/07/25		200	186,000
8.75%, 2/04/25		100	122,500
8.25%, 1/20/34		100	115,250
7.13%, 1/20/37		100	103,500
5.00%, 1/27/45		200	161,500
Chile Government International Bond, 2.25%, 10/30/22		250	250,000
Colombia Government International Bond:
7.75%, 4/14/21	COP	4,750,000	1,698,281
4.38%, 7/12/21	USD	600	627,000
4.00%, 2/26/24		200	201,000
8.13%, 5/21/24		150	189,225
7.38%, 9/18/37		200	241,500
6.13%, 1/18/41		200	214,500
5.63%, 2/26/44		200	204,000
5.00%, 6/15/45		200	190,500
Export-Import Bank of China, 3.63%, 7/31/24		200	210,193
Indonesia Government International Bond:
11.63%, 3/04/19		200	250,764
3.75%, 4/25/22		400	409,811
8.50%, 10/12/35		100	138,975
7.75%, 1/17/38		200	261,766
6.75%, 1/15/44		200	244,923
Kazakhstan Government International Bond, 5.13%, 7/21/25		200	211,450
Korea Treasury Bond, 1.13%, 6/10/23	KRW	534,815	469,741
Lithuania Government International Bond:
5.13%, 9/14/17	USD	200	210,650
7.38%, 2/11/20		700	828,555
6.13%, 3/09/21		300	347,940
6.63%, 2/01/22		400	483,000
Mexico Government International Bond:
5.95%, 3/19/19		150	167,625
5.13%, 1/15/20		200	220,000
3.50%, 1/21/21		100	103,500
3.63%, 3/15/22		200	206,800
4.00%, 10/02/23		250	261,875
3.60%, 1/30/25		200	203,250
8.30%, 8/15/31		100	153,750

Foreign Government Obligations	Par (000)		Value
Mexico Government International Bond (continued):
6.75%, 9/27/34	USD	100	$130,000
6.05%, 1/11/40		250	296,250
4.75%, 3/08/44		330	333,300
5.55%, 1/21/45		250	281,250
4.60%, 1/23/46		200	197,700
5.75%, 10/12/49		276	284,280
Panama Government International Bond:
4.00%, 9/22/24		200	210,500
7.13%, 1/29/26		500	646,250
6.70%, 1/26/36		100	128,000
4.30%, 4/29/53		200	192,250
Peruvian Government International Bond:
7.13%, 3/30/19		200	229,700
8.75%, 11/21/33		100	151,750
6.55%, 3/14/37		330	423,225
5.63%, 11/18/50		250	289,375
Philippine Government International Bond:
8.38%, 6/17/19		150	181,619
6.50%, 1/20/20		100	117,745
4.00%, 1/15/21		100	109,737
4.20%, 1/21/24		300	340,236
10.63%, 3/16/25		50	81,835
5.50%, 3/30/26		400	500,877
9.50%, 2/02/30		100	170,752
7.75%, 1/14/31		225	347,010
6.38%, 1/15/32		200	279,567
6.38%, 10/23/34		300	426,742
5.00%, 1/13/37		200	252,410
3.95%, 1/20/40		200	220,924
Poland Government International Bond:
6.38%, 7/15/19		200	227,730
5.13%, 4/21/21		400	448,000
5.00%, 3/23/22		200	223,750
3.00%, 3/17/23		150	151,313
4.00%, 1/22/24		250	267,125
Romanian Government International Bond:
6.75%, 2/07/22		100	118,375
4.38%, 8/22/23		300	318,777
4.88%, 1/22/24		400	437,500
6.13%, 1/22/44		126	154,508
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20		100	105,740
4.88%, 9/16/23		200	212,874
12.75%, 6/24/28		200	343,604
7.50%, 3/31/30		325	396,069
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	5,499	491,698
South Africa Government International Bond:
5.88%, 5/30/22	USD	500	546,325
4.67%, 1/17/24		200	200,750
5.88%, 9/16/25		200	215,899
6.25%, 3/08/41		100	109,500
Turkey Government International Bond:
7.50%, 7/14/17		100	106,612
6.75%, 4/03/18		400	431,185
7.50%, 11/07/19		200	229,146
5.13%, 3/25/22		200	212,400
5.75%, 3/22/24		200	219,500
7.38%, 2/05/25		100	121,250
8.00%, 2/14/34		100	131,909

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	9

Consolidated Schedule of Investments (continued)

Foreign Government Obligations	Par (000)			Value
Turkey Government International Bond (continued):
6.88%, 3/17/36	USD	100		$119,125
6.75%, 5/30/40		100		118,750
4.88%, 4/16/43		400		375,000
6.63%, 2/17/45		200		236,280
Ukraine Government International Bond:
7.75%, 9/01/19		—	(a)	341
7.75%, 9/01/20		160		153,454
7.75%, 9/01/25		100		93,931
Uruguay Government International Bond, 7.63%, 3/21/36		200		259,750
Venezuela Government International Bond:
7.00%, 12/01/18		50		22,500
7.75%, 10/13/19		175		70,219
6.00%, 12/09/20		45		16,425
12.75%, 8/23/22		210		97,387
9.00%, 5/07/23		50		19,063
8.25%, 10/13/24		205		76,619
7.65%, 4/21/25		65		23,644
11.75%, 10/21/26		180		76,275
9.25%, 9/15/27		185		78,856
9.25%, 5/07/28		50		19,250
11.95%, 8/05/31		300		127,500
7.00%, 3/31/38		150		53,625
Total Foreign Government Obligations — 46.2%				26,425,244

Investment Companies	Shares	Value
United States — 5.1%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (b)	325,950	$2,930,294
Total Long-Term Investments (Cost — $37,878,333) — 67.3%		38,510,388

Short-Term Securities — 32.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	18,524,038	18,524,038
Total Short-Term Securities (Cost — $18,524,038) — 32.3%		18,524,038
Total Investments (Cost — $56,402,371) — 99.6%		57,034,426
Other Assets Less Liabilities — 0.4%		249,444

Net Assets — 100.0%		$57,283,870

Notes to Consolidated Schedule of Investments

(a)	Amount is less than $500.

(b)	During the six months ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased	Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016	Income	Realized Loss
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	320,593	5,357	—	325,950	$2,930,294	$53,165	—
BlackRock Liquidity Funds, TempFund, Institutional Class	21,581,862	—	(3,057,824)[1]	18,524,038	18,524,038	26,026	—
iShares MSCI Frontier 100 ETF	20,794	—	(20,794)	—	—	1,737	$(149,908)
Total					$21,454,332	$80,928	$(149,908)

[1] Represents net shares sold.

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
157	SGX S&P Nifty Index	May 2016	$2,478,245	$(13,416)

See Notes to Consolidated Financial Statements.

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	576,701	CLP	400,000,000	Goldman Sachs International	6/15/16	$(26,433)
USD	676,819	COP	2,200,000,000	BNP Paribas S.A.	6/15/16	(90,512)
USD	249,676	COP	770,000,000	BNP Paribas S.A.	6/15/16	(18,890)
USD	673,916	COP	2,200,000,000	Credit Suisse International	6/15/16	(93,415)
USD	211,202	KRW	260,000,000	Goldman Sachs International	6/15/16	(15,444)
USD	211,331	KRW	260,000,000	HSBC Bank PLC	6/15/16	(15,316)
USD	189,392	MXN	3,425,000	Goldman Sachs International	6/15/16	(8,846)
USD	190,500	MXN	3,425,000	Morgan Stanley & Co. International PLC	6/15/16	(7,738)
USD	442,166	ZAR	7,100,000	Royal Bank of Scotland PLC	6/15/16	(52,401)
INR	161,042,270	USD	2,386,165	Barclays Bank PLC	7/05/16	12,082
Total						$(316,913)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.63%[1]	Mexico Interbank TIIE 28 Day	Bank of America N.A.	9/21/16	[2]	9/15/21	MXN	1,660	$380	—	$380
5.73%[1]	Mexico Interbank TIIE 28 Day	Bank of America N.A.	9/21/16	[2]	9/15/21	MXN	11,720	5,511	—	5,511
0.81%[1]	Taiwan Secondary Commercial Paper 90 Days	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	TWD	38,070	(2,029)	—	(2,029)
0.81%[1]	Taiwan Secondary Commercial Paper 90 Days	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	TWD	4,510	(206)	—	(206)
1.55%[1]	3-Month LIBOR	Bank of America N.A.	9/21/16	[2]	9/21/21	KRW	90,000	180	—	180
1.58%[1]	3-Month LIBOR	Bank of America N.A.	9/21/16	[2]	9/21/21	KRW	711,010	2,571	—	2,571
1.83%[1]	6M WIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	PLN	4,760	(9,799)	—	(9,799)
1.91%[1]	6M BIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	THB	4,170	(219)	—	(219)
1.94%[1]	6M BIBOR	Bank of America N.A.	9/21/16	[2]	9/21/21	THB	43,030	(219)	—	(219)
3.79%[1]	3-Month KLIBOR	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	MYR	360	65	—	65
3.83%[1]	3-Month KLIBOR	BNP Paribas S.A.	9/21/16	[2]	9/21/21	MYR	5,400	3,607	—	3,607
4.34%[1]	Sinacofi Chile Interbank Rate Average	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	CLP	456,140	5,999	—	5,999
8.52%[1]	Taiwan Secondary Commercial Paper 90 Days	JPMorgan Chase Bank N.A.	9/21/16	[2]	9/21/21	ZAR	11,660	6,895	—	6,895
Total								$12,736	—	$12,736

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	11

Consolidated Schedule of Investments (continued)

OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	5/05/16 – 11/01/17	$15,586,556	$1,679,838	[2]	$17,288,441
	Goldman Sachs & Co.	5/19/16	$1,525	1,988	[3]	—
	UBS AG	8/08/16	$15,902,315	(1,389,330)[4]		14,476,834
Total				$292,496		$31,765,275

[1]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1050 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

GarbanIntercapital Federal Funds Rate Open

IntercontinentalExchangeLIBOR:

BRLSpot Next

EURSpot Next

JPYSpot Next

MXNSpot Next

USD1 Week

[2] Amount includes $(22,047) of net dividends and financing fees.
[3] Amount includes $3,513 of net dividends and financing fees.
[4] Amount includes $36,151 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration dates 5/05/16 – 11/01/17:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	17,900	$100,918
Banco Bradesco SA — ADR	7,443	55,599
Banco Bradesco SA, Preference Shares	49,104	369,788
Banco do Brasil SA	19,600	126,003
BM&FBovespa SA	15,600	77,926
Braskem SA — ADR	1,965	28,001
Braskem SA, Preference A Shares	1,400	9,993
BRF SA	6,500	92,985
BRF SA — ADR	12,792	181,902
CETIP SA — Mercados Organizado	19,900	244,291
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	2,488	36,449
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	700	10,301
Cia Energetica de Minas Gerais — ADR	9,727	19,065
Cia Energetica de Minas Gerais, Preference Shares	9,800	19,519
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	31,100	130,214
Companhia de Saneamento Basico do Estado de Sao Paulo	3,100	23,796
Equatorial Energia SA	2,300	28,449
Fibria Celulose SA	22,900	202,283
Fibria Celulose SA — Sponsored — ADR	17,823	157,912
Gerdau SA, Preference Shares	8,100	18,394
Hypermarcas SA	4,300	37,933
Itau Unibanco Holding SA, Preference Shares	25,034	239,258
Itau Unibanco Holding SA, Preference Shares — ADR	3,224	30,725
Itausa — Investimentos Itau SA, Preference Shares	135,200	340,432
JBS SA	37,900	99,619
Marfrig Global Foods SA	20,400	38,496
Minerva SA	5,100	15,674
Multiplus SA	9,100	100,413

	Shares	Value
Reference Entity — Long (continued)
Brazil (continued)
Petroleo Brasileiro SA, Preference Shares	15,900	$47,294
Raia Drogasil SA	500	8,002
Smiles SA	500	5,801
Suzano Papel e Celulose SA, Preference ‘A’ Shares	32,200	122,930
Tim Participacoes SA	3,600	7,997
Tractebel Energia SA	8,100	89,850
Transmissora Alianca de Energia Eletrica SA	4,500	25,593
Ultrapar Participacoes SA	2,200	46,325

		3,190,130
China
3SBio, Inc.	72,000	86,916
Agile Property Holdings Ltd.	14,000	7,950
Air China Ltd., Class H	40,000	30,283
Alibaba Group Holding Ltd. — SP — ADR	5,506	423,632
Anhui Conch Cement Co. Ltd., Class H	140,500	370,227
Anhui Expressway Co. Ltd., Class H	36,000	28,666
Baidu, Inc. — ADR	1,693	328,950
Bank of China Ltd., Class H	352,000	142,523
Bank of Communications Co. Ltd., Class H	65,000	40,967
Beijing Capital International Airport Co. Ltd., Class H	208,000	223,164
Beijing North Star Co. Ltd.	14,000	4,446
BYD Electronic International Co. Ltd.	11,000	6,300
China Biologic Products, Inc.	728	85,176
China Cinda Asset Management Co. Ltd.	262,000	85,796
China CITIC Bank Corp. Ltd., Class H	72,000	45,155
China Communications Construction Co. Ltd., Class H	40,000	48,013
China Communications Services Corp. Ltd., Class H	242,000	114,222
China Construction Bank Corp., Class H	731,000	464,278
China Everbright Bank Co. Ltd., Class H	100,000	45,345
China Galaxy Securities Co. Ltd., Class H	48,000	42,100
China Harmony New Energy Auto Holding Ltd.	71,000	43,946
China Lesso Group Holdings Ltd.	13,000	7,148
China Life Insurance Co. Ltd., Class H	81,000	186,588
China Machinery Engineering Corp.	25,000	16,985
China Merchants Bank Co. Ltd., Class H	2,000	4,381

See Notes to Consolidated Financial Statements.

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Molybdenum Co. Ltd.	24,000	$4,032
China Pacific Insurance Group Co. Ltd., Class H	40,000	140,258
China Petroleum & Chemical Corp. — ADR	3,824	270,624
China Petroleum & Chemical Corp. Class H	130,000	91,609
China Railway Construction Corp. Ltd., Class H	25,000	31,782
China Railway Group Ltd., Class H	220,000	174,136
China Telecom Corp. Ltd., Class H	38,000	18,813
China Unicom Hong Kong Ltd.	58,000	67,877
China Vanke Co. Ltd., Class H	1,900	4,742
CITIC Securities Co. Ltd., Class H	115,000	252,745
CNOOC Ltd.	20,000	24,706
Cogobuy Group	12,000	17,365
Dalian Wanda Commercial Properties Co. Ltd., Class H	25,900	169,559
Datang International Power Generation Co. Ltd., Class H	298,000	84,660
Dongfang Electric Corp. Ltd.	8,000	6,220
Dongfeng Motor Group Co. Ltd., Class H	58,000	63,382
Fuyao Glass Industry Group Co. Ltd.	4,400	9,918
GF Securities Co. Ltd., Class H	10,400	23,604
Great Wall Motor Co. Ltd., Class H	153,500	115,476
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	44,000	93,208
Huadian Fuxin Energy Corp. Ltd.	46,000	10,020
Huadian Power International Corp. Ltd., Class H	126,000	64,609
Huaneng Power International, Inc., Class H	58,000	41,369
Huatai Securities Co. Ltd., Class H	12,800	27,000
Industrial & Commercial Bank of China Ltd., Class H	880,000	471,153
Jiangsu Expressway Co. Ltd., Class H	14,000	18,398
Jiangxi Copper Co. Ltd., Class H	48,000	58,604
Longfor Properties Co. Ltd.	69,500	97,503
Lonking Holdings Ltd.	105,000	17,528
Metallurgical Corp. of China Ltd.	343,000	103,063
NetEase, Inc. — ADR	5,532	778,352
New China Life Insurance Co. Ltd., Class H	18,500	60,308
New Oriental Education & Technology Group, Inc. — ADR	3,255	127,466
People’s Insurance Co. Group of China Ltd., Class H	395,000	158,855
PICC Property & Casualty Co. Ltd., Class H	50,000	90,954
Ping An Insurance Group Co. of China Ltd., Class H	111,000	520,932
Shanghai Electric Group Co. Ltd., Class H	44,000	18,393
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	27,600	58,500
Shenzhen Expressway Co. Ltd.	58,000	51,475
Sino-Ocean Land Holdings Ltd.	249,500	112,209
Sinopec Shanghai Petrochemical Co. Ltd., Class H	122,000	59,844
Sinopharm Group Co. Ltd., Class H	22,800	97,453
Sinotrans Ltd., Class H	153,000	70,714
Sohu.com, Inc.	6,689	300,537
Tencent Holdings Ltd.	50,500	1,027,590
Tianjin Capital Environmental Protection Group Co. Ltd.	40,000	22,238
Tianneng Power International Ltd.	122,000	99,924
Weichai Power Co. Ltd., Class H	44,000	52,837
Xinjiang Goldwind Science & Technology Co. Ltd.	27,600	45,455
XTEP International Holdings Ltd.	9,500	5,604
Zhejiang Expressway Co. Ltd., Class H	108,000	110,203
ZTE Corp., Class H	66,160	102,931

		9,429,894
Czech Republic
Czech Republic AS	548	5,568

	Shares	Value
Reference Entity — Long (continued)
Hong Kong
Beijing Enterprises Holdings Ltd.	2,000	$10,431
Belle International Holdings Ltd.	123,000	75,012
CGN Meiya Power Holdings Co. Ltd.	38,000	5,731
China Everbright Ltd.	6,000	11,844
China High Speed Transmission Equipment Group Co. Ltd.	94,000	72,849
China Jinmao Holdings Group Ltd.	236,000	67,569
China Mobile Ltd.	40,000	459,231
China Mobile Ltd. — ADR	8,425	484,606
China Power International Development Ltd.	206,000	87,925
China Resources Cement Holdings Ltd.	166,000	54,623
China Resources Land Ltd.	78,222	192,167
China Resources Power Holdings Co. Ltd.	32,000	53,896
China Taiping Insurance Holdings Co. Ltd.	33,600	68,468
China Unicom Hong Kong Ltd. — ADR	12,058	141,079
ENN Energy Holdings Ltd.	6,000	29,266
Geely Automobile Holdings Ltd.	255,000	126,758
GOME Electrical Appliances Holding Ltd.	505,000	64,767
Haier Electronics Group Co. Ltd.	36,000	60,463
KWG Property Holding Ltd.	112,000	72,464
Shimao Property Holdings Ltd.	57,000	78,669
Sino Biopharmaceutical Ltd.	160,000	113,377
Skyworth Digital Holdings Ltd.	96,000	62,478

		2,393,673
Hungary
MOL Hungarian Oil & Gas PLC	3,986	243,549
Indonesia
AKR Corporindo Tbk PT	38,300	18,814
Bank Central Asia Tbk PT	34,700	34,246
Bank Negara Indonesia Persero Tbk PT	7,700	2,666
Matahari Department Store Tbk PT	46,400	66,531
Telekomunikasi Indonesia Persero Tbk PT	49,400	13,254
Telekomunikasi Indonesia Persero Tbk PT — ADR	8,767	467,895
Unilever Indonesia Tbk PT	22,400	72,145
United Tractors Tbk PT	182,300	206,368

		881,919
Malaysia
Astro Malaysia Holdings Bhd	95,800	67,759
British American Tobacco Malaysia Bhd	23,900	280,694
IOI Corp. Bhd	36,800	41,548
KNM Group Bhd	69,000	8,355
MISC Bhd	23,900	51,697
Petronas Chemicals Group Bhd	29,600	50,843
Top Glove Corp. Bhd	104,900	133,098
YTL Power International Bhd	104,500	40,125

		674,119
Mexico
Alfa SAB de CV, Series A	343,400	645,497
Alsea SAB de CV	7,200	27,574
America Movil SAB de CV, Series L	198,700	140,438
Cemex SAB de CV	549,704	408,013
Cemex SAB de CV — ADR	48,150	358,717
El Puerto de Liverpool SAB de CV, Series C1	28,695	326,184
Gentera SAB de CV	48,300	96,069
Gruma SAB de CV	25,786	376,689
Grupo Aeroportuario del Centro Norte SAB de C.V.	9,200	53,239
Grupo Aeroportuario del Pacifico SAB de CV, Class B	25,800	243,084
Grupo Bimbo SAB de CV, Series A	128,200	390,830
Grupo Televisa SAB CPO	7,300	42,541

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	13

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
Mexico (continued)
Industrias Penoles SAB de CV	3,060	$47,835
Kimberly-Clark de Mexico SAB de CV, Class A	107,900	255,378
OHL Mexico SAB de CV	36,500	59,360
Promotora y Operadora de Infraestructura SAB de CV	29,535	374,564
Wal-Mart de Mexico SAB de CV	124,206	307,182

		4,153,194
Netherlands
Yandex NV	7,128	145,910
Peru
Credicorp Ltd.	2,732	397,288
Southern Copper Corp.	1,402	41,597

		438,885
Philippines
Energy Development Corp.	578,900	72,713
Globe Telecom, Inc.	3,320	155,104
Jollibee Foods Corp.	1,290	6,311
Metropolitan Bank & Trust Co.	4	7

		234,135
Poland
Bank Handlowy w Warszawie SA	751	14,567
Enea SA	27,234	84,198
Energa SA	3,775	12,300
Eurocash SA	416	5,944
Orange Polska SA	4,596	7,490
Polski Koncern Naftowy Orlen SA	19,117	344,784
Polskie Gornictwo Naftowe i Gazownictwo SA	14,128	18,818
Tauron Polska Energia SA	119,772	92,846

		580,947
Qatar
Barwa Real Estate Co.	11,791	108,451
Commercial Bank of Qatar QSC	607	6,333
Qatar Electricity & Water Co.	1,099	62,576
Qatar National Bank	1,151	45,150

		222,510
Russia
Aeroflot — Russian Airlines OJSC	98,227	116,994
AK Transneft OAO, Preference Shares	1	3,075
Alrosa AO	165,200	186,100
Gazprom OAO — ADR	73,192	380,304
Inter Rao Ues OAO	2,347,000	66,413
Lukoil PJSC — ADR	8,320	354,495
Magnitogorsk Iron & Steel Works OJSC	134,300	49,308
Magnitogorsk Iron & Steel Works OJSC, — GDR	4,100	19,724
MMC Norilsk Nickel	267	38,584
MMC Norilsk Nickel PJSC — ADR	5,069	74,906
Mobile Telesystems — ADR	4,844	44,855
Moscow Exchange MICEX-RTS OAO	95,740	151,127
NovaTek OAO — GDR	740	71,414
Novolipetsk Steel OJSC — GDR	1,013	13,760
Polymetal International PLC	2,711	28,102
Sberbank of Russia	24,990	47,686
Severstal PAO — GDR	4,614	53,736
Sistema JSFC	96,900	29,044
Tatneft OAO	12,132	63,485

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Tatneft PAO — ADR	1,994	$62,859
Uralkali PJSC — GDR	761	9,587

		1,865,558
South Africa
Barclays Africa Group Ltd.	2,990	30,277
Barloworld Ltd.	4,497	25,960
Bidvest Group Ltd.	14,260	362,296
Capitec Bank Holdings Ltd.	2,953	122,531
Clicks Group Ltd.	2,467	18,018
Harmony Gold Mining Co. Ltd. — ADR	9,559	34,986
Hyprop Investments Ltd.	35,814	308,820
Imperial Holdings Ltd.	384	4,013
Investec Ltd.	2,948	22,760
Mediclinic International PLC	5,985	79,021
Mondi Ltd.	2,212	42,589
Mr Price Group Ltd.	2,646	33,638
MTN Group Ltd.	4,612	48,281
Naspers Ltd., Class N	1,911	262,975
Netcare Ltd.	38,995	99,433
PSG Group Ltd.	218	3,045
Redefine Properties Ltd.	18,095	15,619
Sanlam Ltd.	2,064	10,023
Sappi Ltd.	22,696	98,434
Sasol Ltd.	5,209	170,387
Sasol Ltd. — ADR	3,619	118,667
Sibanye Gold Ltd.	28,112	107,604
Standard Bank Group Ltd.	20,603	185,022
Vodacom Group Ltd.	1,186	13,790

		2,218,189
South Korea
Cell Biotech Co. Ltd.	471	25,070
Coway Co. Ltd.	2,757	238,695
Crown Confectionery Co. Ltd.	1	433
Daesang Corp.	150	3,755
GS Home Shopping, Inc.	143	23,119
Hyundai Development Co-Engineering & Construction	3,404	149,957
Hyundai Engineering & Construction Co. Ltd.	2,340	81,974
Hyundai Home Shopping Network Corp.	196	22,948
Hyundai Merchant Marine Co. Ltd.	13,575	23,490
Hyundai Motor Co.	70	8,783
Hyundai Steel Co.	3,057	167,681
Hyundai Wia Corp.	809	68,310
Industrial Bank of Korea	10,969	116,594
Interpark Holdings Corp.	1,624	12,506
Kangwon Land, Inc.	8,542	319,744
KEPCO Plant Service & Engineering Co. Ltd.	98	6,479
Kia Motors Corp.	157	6,585
Korea Electric Power Corp.	714	38,784
Korea Investment Holdings Co. Ltd.	1,203	48,387
Korea Zinc Co. Ltd.	96	41,628
KT Corp.	2,188	58,610
KT Corp. — ADR	44,483	605,414
KT&G Corp.	1,553	167,313
LG Display Co. Ltd.	934	19,442
LG Household & Health Care Ltd.	207	182,257
LG Innotek Co. Ltd.	862	55,492
LG Uplus Corp.	1,419	13,920

See Notes to Consolidated Financial Statements.

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Lotte Chemical Corp.	303	$77,286
Lotte Food Co. Ltd.	53	38,080
Lotte Shopping Co. Ltd.	300	71,425
LS Corp.	2,565	113,662
Medy-Tox, Inc.	109	40,293
NAVER Corp.	480	284,471
Orion Corp.	7	5,695
Poongsan Corp.	710	19,770
S-Oil Corp.	292	22,193
Samsung Card Co. Ltd.	649	22,054
Samsung Electronics Co. Ltd.	527	574,341
Samsung SDS Co. Ltd.	143	21,322
Shinhan Financial Group Co. Ltd.	1,403	51,442
Shinhan Financial Group Co. Ltd. — ADR	7,655	279,867
Silicon Works Co. Ltd.	1,354	37,787
SK Hynix, Inc.	13,273	325,558
SK Innovation Co. Ltd.	1,059	143,026
SK Networks Co. Ltd.	4,011	23,824
SKC Co. Ltd.	1,511	37,019
Sungwoo Hitech Co. Ltd.	13,238	107,877
Yuhan Corp.	46	11,749

		4,816,111
Taiwan
AU Optronics Corp.	66,000	18,886
AU Optronics Corp. — ADR	49,242	137,878
Catcher Technology Co. Ltd.	10,000	69,988
Cathay Financial Holding Co. Ltd.	67,000	75,026
Chailease Holding Co. Ltd.	2,080	3,481
ChipMOS Technologies Bermuda Ltd.	1,522	25,600
Chunghwa Telecom Co. Ltd.	52,000	175,564
Chunghwa Telecom Co. Ltd. — ADR	18,505	631,020
Compeq Manufacturing Co. Ltd.	132,000	73,036
Cub Elecparts, Inc.	1,149	13,885
Elan Microelectronics Corp.	59,000	60,944
Elite Advanced Laser Corp.	14,400	68,903
Everlight Electronics Co. Ltd.	40,000	55,928
Faraday Technology Corp.	30,600	40,912
Feng TAY Enterprise Co. Ltd.	66,340	285,052
First Financial Holding Co. Ltd.	555	271
Foxconn Technology Co. Ltd.	66,660	137,129
Fubon Financial Holding Co. Ltd.	227,000	274,969
Highwealth Construction Corp.	11,200	16,789
Hon Hai Precision Industry Co. Ltd.	181,692	432,802
Hon Hai Precision Industry Co. Ltd. — GDR	3,641	17,722
Hota Industrial Manufacturing Co. Ltd.	6,000	28,707
Innolux Corp.	437,000	134,863
Inventec Co. Ltd.	15,000	9,891
King Yuan Electronics Co. Ltd.	261,000	229,717
Lite-On Technology Corp.	21,285	25,853
Micro-Star International Co. Ltd.	3,000	4,775
Novatek Microelectronics Corp.	4,000	13,938
PChome Online, Inc.	4,804	50,776
Pegatron Corp.	16,000	33,707
PharmaEngine, Inc.	1,000	6,894
Pou Chen Corp.	143,000	179,763
Radiant Opto-Electronics Corp.	20,000	28,704
Sitronix Technology Corp.	49,000	142,877
Taiwan Cement Corp.	75,000	76,290

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	8	$4
Taiwan Fertilizer Co. Ltd.	60,000	81,437
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	689,155
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	9,078	214,150
Transcend Information, Inc.	3,000	8,418
Uni-President Enterprises Corp.	26,000	46,805
Yuanta Financial Holding Co. Ltd.	547,093	180,066

		4,802,575
Thailand
Airports of Thailand PCL	43,300	485,932
Bangchak Petroleum PCL	17,200	15,265
Bumrungrad Hospital PCL	21,500	124,950
Central Pattana PCL	259,600	392,038
Delta Electronics Thailand PCL	99,800	205,714
Indorama Ventures PCL	307,000	250,487
IRPC PCL	255,000	37,232
Pruksa Real Estate PCL	62,100	45,779
PTT Exploration & Production PCL, Foreign Registered Shares	18,600	40,070
PTT Global Chemical PCL, Foreign Registered Shares	350,100	626,431
Siam Cement PCL, Foreign Registered Shares	3,400	47,431
Thai Oil PCL	78,500	148,325
Thai Union Group PCL	77,100	45,691
Tipco Asphalt PCL	16,900	11,902

		2,477,247
Turkey
Arcelik AS	75,880	509,438
BIM Birlesik Magazalar AS	224	4,930
Enka Insaat ve Sanayi AS	137,733	239,097
Eregli Demir ve Celik Fabrikalari TAS	137,657	229,622
KOC Holding AS	108,905	569,022
Koza Altin Isletmeleri AS	3,271	21,413
TAV Havalimanlari Holding AS	9,047	52,722
Turk Hava Yollari	77,079	189,959
Turk Telekomunikasyon AS	9,097	21,970
Turkiye Is Bankasi, Class C	94,558	165,793

		2,003,966
United Kingdom
British American Tobacco PLC	2,518	154,261
United States
Genpact Ltd.	9,816	273,768
Total Reference Entity — Long		41,206,108

Reference Entity — Short
Brazil
AMBEV SA — ADR	(56,394)	(315,242)
Cosan Ltd., Class A Shares	(1,879)	(10,109)
CPFL Energia SA — ADR	(4,058)	(46,992)
EcoRodovias Infraestrutura e Logistica SA	(18,700)	(40,779)
Embraer SA — ADR	(17,763)	(410,325)
Petroleo Brasileiro SA — ADR	(12,080)	(71,272)
Telefonica Brasil SA — ADR	(27,689)	(341,129)
Tim Participacoes SA — ADR	(22,717)	(251,932)

		(1,487,780)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short (continued)
Chile
Banco Santander Chile — ADR	(7,431)	$(144,161)
Enersis Chile SA — ADR	(9,908)	(63,114)
Enersis SA — ADR	(6,999)	(59,912)
Sociedad Quimica y Minera de Chile SA — ADR	(5,828)	(121,397)

		(388,584)
China
58.com, Inc. — ADR	(2,375)	(129,794)
AAC Technologies Holdings, Inc.	(25,500)	(176,995)
AviChina Industry & Technology Co. Ltd., Class H	(225,000)	(156,833)
BBMG Corp.	(30,500)	(22,290)
CGN Power Co. Ltd.	(361,000)	(115,194)
China Dongxiang Group Co. Ltd.	(20,000)	(4,119)
China Eastern Airlines Corp. Ltd., Class H	(102,000)	(55,764)
China Longyuan Power Group Corp., Class H	(123,000)	(85,097)
China Medical System Holdings Ltd.	(101,000)	(131,068)
China Minsheng Banking Corp. Ltd.	(40,500)	(38,041)
China National Building Material Co. Ltd., Class H	(248,000)	(127,861)
China Oilfield Services Ltd.	(132,000)	(114,510)
China Shanshui Cement Group Ltd.	(763,000)	(95,443)
China Shenhua Energy Co. Ltd.	(99,000)	(166,700)
China Shipping Container Lines Co. Ltd., Class H	(33,000)	(7,533)
China Shipping Development Co. Ltd., Class H	(38,000)	(26,982)
China Southern Airlines Co. Ltd., Class H	(102,000)	(63,958)
China Tian Lun Gas Holdings Ltd.	(73,500)	(54,958)
CNOOC Ltd. — ADR	(641)	(79,119)
Country Garden Holdings Co. Ltd.	(619,000)	(244,240)
Ctrip.com International Ltd. — ADR	(7,400)	(322,714)
Fosun International Ltd.	(113,000)	(156,134)
Guangshen Railway Co. Ltd.	(14,000)	(7,252)
Guangzhou Automobile Group Co. Ltd., Class H	(18,000)	(20,917)
Guangzhou R&F Properties Co. Ltd.	(52,000)	(72,515)
Haitian International Holdings Ltd.	(4,000)	(6,825)
Hengan International Group Co. Ltd.	(59,500)	(533,109)
Hollysys Automation Technologies Ltd.	(5,805)	(111,282)
Huaneng Renewables Corp. Ltd.	(152,000)	(44,853)
JD.com, Inc. — ADR	(23,419)	(598,590)
PetroChina Co. Ltd.	(52,000)	(38,045)
Semiconductor Manufacturing International Corp.	(1,846,000)	(151,756)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(44,000)	(26,414)
Shenzhou International Group Holdings Ltd.	(22,000)	(113,730)
Shui On Land Ltd.	(1,166,500)	(304,417)
Sichuan Expressway Co. Ltd.	(46,000)	(15,379)
SINA Corp.	(4,157)	(208,224)
SOHO China Ltd.	(302,500)	(152,085)
SouFun Holdings Ltd. — ADR	(14,847)	(84,480)
Sunac China Holdings Ltd.	(30,000)	(19,180)
TAL Education Group — ADR	(5,312)	(307,352)
Tingyi Cayman Islands Holding Corp.	(178,000)	(207,355)
Uni-President China Holdings Ltd.	(46,000)	(42,838)
Vipshop Holdings Ltd. — ADR	(2,558)	(34,891)
Want Want China Holdings Ltd.	(120,000)	(92,040)
West China Cement Ltd.	(198,000)	(41,783)
YY, Inc. — ADR	(7,638)	(479,819)
Zhuzhou CSR Times Electric Co. Ltd.	(40,500)	(230,434)

		(6,320,912)
Colombia
Bancolombia SA — ADR	(3,510)	(135,802)

	Shares	Value
Reference Entity — Short (continued)
Czech Republic
CEZ	(1,691)	$(33,023)
Greece
Tsakos Energy Navigation Ltd.	(10,415)	(66,239)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(172,000)	(169,651)
China Everbright International Ltd.	(237,000)	(265,328)
China Gas Holdings Ltd.	(8,000)	(11,550)
China Mengniu Dairy Co. Ltd.	(8,000)	(13,529)
China Merchants Holdings International Co. Ltd.	(168,000)	(498,323)
China Oceanwide Holdings Ltd.	(64,000)	(7,402)
China Resources Gas Group Ltd.	(20,000)	(56,597)
China Traditional Chinese Medicine Co. Ltd.	(618,000)	(289,961)
China Travel International Investment Hong Kong Ltd.	(136,000)	(39,636)
CITIC Ltd.	(413,000)	(602,276)
COSCO Pacific Ltd.	(228,000)	(242,461)
Far East Horizon Ltd.	(331,000)	(262,740)
Hopewell Highway Infrastructure Ltd.	(716,500)	(357,051)
Kunlun Energy Co. Ltd.	(326,000)	(283,000)
Poly Property Group Co. Ltd.	(144,000)	(38,443)
Shanghai Industrial Holdings Ltd.	(101,000)	(229,625)
Towngas China Co. Ltd.	(219,000)	(113,309)
Yuexiu Property Co. Ltd.	(356,000)	(51,683)

		(3,532,565)
India
MakeMyTrip Ltd.	(16,029)	(294,292)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(191,400)	(53,700)
Mexico
America Movil SAB de CV — ADR, Series L	(9,465)	(134,024)
Arca Continental SAB de C.V.	(4,900)	(33,824)
Coca-Cola Femsa SAB de C.V.	(16,600)	(144,284)
Fibra Uno Administracion SA de C.V.	(258,688)	(615,872)
Fomento Economico Mexicano SAB de C.V.	(22,200)	(206,559)
Genomma Lab Internacional SAB de C.V.	(83,900)	(92,167)
Grupo Aeroportuario del Sureste SAB de C.V.	(6,390)	(98,131)
Grupo Carso SAB de C.V.	(49,362)	(236,042)
Grupo Financiero Banorte SAB de C.V.	(12,300)	(69,827)
Grupo Financiero Inbursa SAB de C.V.	(41,900)	(82,267)
Grupo Lala SAB de C.V.	(51,800)	(138,528)
Grupo Mexico SAB de C.V.	(226,100)	(575,085)
Grupo Televisa SAB — ADR	(11,447)	(334,596)
Infraestructura Energetica Nova SAB de C.V.	(175,336)	(685,154)
Mexichem SAB de C.V.	(234,521)	(592,005)

		(4,038,365)
Peru
Cia de Minas Buenaventura SAA — ADR	(12,081)	(122,622)
Poland
Bank Pekao SA	(755)	(30,704)
Powszechny Zaklad Ubezpieczen SA	(21,732)	(196,701)

		(227,405)
South Africa
Aspen Pharmacare Holdings Ltd.	(377)	(8,894)
Coronation Fund Managers Ltd.	(749)	(3,892)
Foschini Group Ltd.	(14,883)	(159,882)
Impala Platinum Holdings Ltd.	(5,438)	(22,646)
Life Healthcare Group Holdings Ltd.	(6,227)	(16,335)

See Notes to Consolidated Financial Statements.

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short (continued)
South Africa (continued)
Nampak Ltd.	(23,841)	$(40,779)
Remgro Ltd.	(23,873)	(428,968)
RMB Holdings Ltd.	(4,490)	(18,356)
Woolworths Holdings Ltd.	(577)	(3,716)

		(703,468)
South Korea
Cheil Industries, Inc.	(4,543)	(520,627)
Daelim Industrial Co. Ltd.	(968)	(76,606)
Dong-A ST Co. Ltd.	(112)	(13,998)
EQUISnZAROO Co. Ltd.	(1,986)	(8,772)
G-treeBNT Co. Ltd.	(309)	(5,262)
Halla Visteon Climate Control Corp.	(5,965)	(53,701)
Hyundai Glovis Co. Ltd.	(84)	(13,962)
Hyundai Heavy Industries Co. Ltd.	(523)	(52,912)
Korea Aerospace Industries Ltd.	(629)	(37,257)
LG Display Co. Ltd. — ADR	(16,431)	(168,418)
LG International Corp.	(2,987)	(98,879)
S-1 Corp.	(1,031)	(84,090)
Samsung SDI Co. Ltd.	(32)	(3,187)
Samsung Techwin Co. Ltd.	(4,999)	(181,970)
Samwha Capacitor Co. Ltd.	(1,397)	(18,008)

		(1,337,649)
Switzerland
Luxoft Holding, Inc.	(10,650)	(615,677)
Taiwan
Advanced Semiconductor Engineering, Inc. — ADR	(36,076)	(185,070)
Asustek Computer, Inc.	(18,000)	(157,795)
Chang Hwa Commercial Bank	(645,210)	(336,361)
Cheng Shin Rubber Industry Co. Ltd.	(122,000)	(253,145)
Delta Electronics, Inc.	(49,000)	(226,974)
Evergreen Marine Corp. Taiwan Ltd.	(270,250)	(99,485)
Far EasTone Telecommunications Co. Ltd.	(80,000)	(180,393)
LuxNet Corp.	(4,000)	(6,999)
President Chain Store Corp.	(38,000)	(268,674)
Quanta Computer, Inc.	(299,000)	(480,603)
Shin Kong Financial Holding Co. Ltd.	(107,000)	(21,595)
Taiwan Mobile Co. Ltd.	(68,000)	(224,152)
Wistron Corp.	(203,392)	(120,071)

		(2,561,317)
Thailand
Advanced Info Service PCL	(800)	(3,573)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(35,664)	(280,388)
Turkcell Iletisim Hizmetleri AS — ADR	(55,242)	(596,614)
Turkiye Garanti Bankasi AS	(194,823)	(599,707)
Turkiye Halk Bankasi	(2,763)	(10,611)

		(1,487,320)
United States
AES Corp.	(41,528)	(463,452)
Dorian LPG Ltd.	(4,323)	(43,922)

		(507,374)
Total Reference Entity — Short		(23,917,667)
Net Value of Reference Entity — Goldman Sachs & Co.		17,288,441

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2016, expiration date 5/19/16:

	Shares	Value
Reference Entity — Long
United Kingdom
Eurasian Natural Resources Corp. PLC	448	—
Net Value of Reference Entity — Goldman Sachs & Co.		—

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2016, expiration date 8/08/16:

Reference Entity — Long
Brazil
AES Tiete Energia SA	13,000	$53,372
Banco Bradesco SA, Preference Shares	4,052	30,514
Banco do Brasil SA	6,600	42,430
BM&FBovespa SA	12,300	61,442
Braskem SA, Preference A Shares	1,400	9,993
BRF SA	10,100	144,485
CETIP SA — Mercados Organizado	3,800	46,649
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,800	26,488
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	16,000	66,991
Equatorial Energia SA	900	11,132
Fibria Celulose SA	6,100	53,883
Hypermarcas SA	6,200	54,694
Itau Unibanco Holding SA, Preference Shares	12,350	118,033
JBS SA	61,500	161,652
Marfrig Global Foods SA	13,600	25,664
Minerva SA	10,270	31,563
MRV Engenharia e Participacoes SA	10,700	37,396
Multiplus SA	4,600	50,758
Smiles SA	5,900	68,448
Suzano Papel e Celulose SA, Preference ‘A’ Shares	22,300	85,135
Telefonica Brasil SA, Preference Shares	600	7,390
Transmissora Alianca de Energia Eletrica SA	7,200	40,948
Ultrapar Participacoes SA	3,700	77,911

		1,306,971
Chile
Aguas Andinas SA, Class A	124,546	72,161
Banco Santander Chile SA	545,445	26,245
Empresa Nacional de Electricidad SA	6,671	6,140
Endesa SA	6,671	3,127

		107,673
China
3SBio, Inc.	91,500	110,456
Agricultural Bank of China Ltd., Class H	342,000	123,432
Air China Ltd., Class H	56,000	42,397
Anhui Expressway Co. Ltd., Class H	86,000	68,481
Bank of China Ltd., Class H	283,000	114,585
Bank of Communications Co. Ltd., Class H	420,000	264,712
BYD Electronic International Co. Ltd.	57,500	32,930
China Cinda Asset Management Co. Ltd.	246,000	80,556
China CITIC Bank Corp. Ltd., Class H	19,000	11,916
China Communications Construction Co. Ltd., Class H	157,000	188,453
China Communications Services Corp. Ltd., Class H	428,000	202,013
China Construction Bank Corp., Class H	185,000	117,499
China Everbright Bank Co. Ltd., Class H	219,000	99,305

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	17

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Galaxy Securities Co. Ltd., Class H	264,500	$231,990
China Harmony New Energy Auto Holding Ltd.	47,500	29,401
China Lesso Group Holdings Ltd.	78,000	42,885
China Life Insurance Co. Ltd., Class H	17,000	39,160
China Machinery Engineering Corp.	85,000	57,749
China Molybdenum Co. Ltd.	24,000	4,032
China Pacific Insurance Group Co. Ltd., Class H	60,600	212,490
China Petroleum & Chemical Corp. Class H	130,000	91,609
China Railway Construction Corp. Ltd., Class H	127,500	162,090
China Railway Group Ltd., Class H	99,000	78,361
China Telecom Corp. Ltd., Class H	288,000	142,579
China Vanke Co. Ltd., Class H	32,500	81,121
CITIC Securities Co. Ltd., Class H	48,500	106,592
CSPC Pharmaceutical Group Ltd.	40,000	35,551
Dalian Wanda Commercial Properties Co. Ltd., Class H	1,700	11,129
Datang International Power Generation Co. Ltd., Class H	12,000	3,409
Dongfang Electric Corp. Ltd.	6,800	5,287
Dongfeng Motor Group Co. Ltd., Class H	120,000	131,135
Fuyao Glass Industry Group Co. Ltd.	1,600	3,606
GF Securities Co. Ltd., Class H	9,800	22,242
Great Wall Motor Co. Ltd., Class H	90,000	67,706
Greentown China Holdings Ltd.	17,000	12,633
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	40,000	84,735
Haitong Securities Co. Ltd., Class H	43,200	71,393
Huadian Fuxin Energy Corp. Ltd.	146,000	31,804
Huadian Power International Corp. Ltd., Class H	104,000	53,328
Huaneng Power International, Inc., Class H	268,000	191,153
Huatai Securities Co. Ltd., Class H	42,000	88,594
Industrial & Commercial Bank of China Ltd., Class H	278,000	148,841
Jiangsu Expressway Co. Ltd., Class H	30,000	39,425
Jiangxi Copper Co. Ltd., Class H	81,000	98,894
Longfor Properties Co. Ltd.	72,000	101,010
Lonking Holdings Ltd.	36,000	6,009
Metallurgical Corp. of China Ltd.	440,000	132,209
New China Life Insurance Co. Ltd., Class H	10,800	35,207
On-Bright Electronics, Inc.	3,000	15,797
People’s Insurance Co. Group of China Ltd., Class H	294,000	118,237
PICC Property & Casualty Co. Ltd., Class H	54,000	98,230
Ping An Insurance Group Co. of China Ltd., Class H	4,000	18,772
Shanghai Electric Group Co. Ltd., Class H	52,000	21,737
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	68,500	145,190
Shenzhen Expressway Co. Ltd.	22,000	19,525
Sino-Ocean Land Holdings Ltd.	23,000	10,344
Sinopec Engineering Group Co. Ltd., Class H	6,000	5,565
Sinopec Shanghai Petrochemical Co. Ltd., Class H	324,000	158,930
Sinopharm Group Co. Ltd., Class H	58,000	247,906
Sinotrans Ltd., Class H	79,000	36,513
Tencent Holdings Ltd.	23,900	486,325
Tianjin Capital Environmental Protection Group Co. Ltd.	110,000	61,154
Tianneng Power International Ltd.	160,000	131,048
TravelSky Technology Ltd., Class H	19,000	35,308
Weichai Power Co. Ltd., Class H	27,000	32,423
Xinjiang Goldwind Science & Technology Co. Ltd.	40,200	66,207
XTEP International Holdings Ltd.	16,500	9,733
Zijin Mining Group Co. Ltd., Class H	38,000	12,678

	Shares	Value
Reference Entity — Long (continued)
China (continued)
ZTE Corp., Class H	21,600	$33,605

		5,877,321
Colombia
Almacenes Exito SA	763	4,291
Cementos Argos SA	1,951	7,931
Corp. Financiera Colombiana SA	208	2,817
Ecopetrol SA	26,107	12,968
Grupo Argos SA	1,923	12,691
Grupo de Inversiones Suramericana SA	1,587	21,448
Interconexion Electrica SA	4,360	13,315
Isagen SA ESP	8,850	12,753

		88,214
Czech Republic
Czech Republic AS	1,714	17,416
Greece
Alpha Bank AE	680	1,478
Eurobank Ergasias SA	617	521
FF Group	218	4,493
Hellenic Telecommunications Organization SA	2,017	19,636
Jumbo SA	476	6,235
National Bank of Greece SA	844	252
OPAP SA	1,808	13,667
Piraeus Bank SA	145	43
Titan Cement Co. SA	329	7,505

		53,830
Hong Kong
Belle International Holdings Ltd.	66,000	40,250
CGN Meiya Power Holdings Co. Ltd.	44,000	6,636
China Everbright Ltd.	22,000	43,429
China High Speed Transmission Equipment Group Co. Ltd.	21,000	16,275
China Huarong Energy Co. Ltd.	1,200	115
China Jinmao Holdings Group Ltd.	292,000	83,602
China Mobile Ltd.	33,500	384,606
China Power International Development Ltd.	52,000	22,195
China Resources Cement Holdings Ltd.	488,000	160,578
China Resources Land Ltd.	4,000	9,827
China Resources Power Holdings Co. Ltd.	58,000	97,686
China Taiping Insurance Holdings Co. Ltd.	12,000	24,453
Geely Automobile Holdings Ltd.	90,000	44,738
GOME Electrical Appliances Holding Ltd.	649,000	83,236
Guangdong Investment Ltd.	56,000	79,075
Haier Electronics Group Co. Ltd.	50,000	83,976
Huabao International Holdings Ltd.	49,000	19,279
KWG Property Holding Ltd.	168,500	109,020
Nine Dragons Paper Holdings Ltd.	43,000	30,811
Shimao Property Holdings Ltd.	9,500	13,112
Skyworth Digital Holdings Ltd.	208,000	135,369

		1,488,268
Hungary
MOL Hungarian Oil & Gas PLC	6,193	378,399
Indonesia
Adhi Karya Persero Tbk PT	38,600	7,795
Bank Central Asia Tbk PT	24,000	23,686
Bank Negara Indonesia Persero Tbk PT	52,900	18,316

See Notes to Consolidated Financial Statements.

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
Indonesia (continued)
Gudang Garam Tbk PT	1,000	$5,240
Indofood Sukses Makmur Tbk PT	213,600	114,809
Matahari Department Store Tbk PT	69,100	99,080
Telekomunikasi Indonesia Persero Tbk PT	1,034,300	277,495
United Tractors Tbk PT	154,700	175,124

		721,545
Malaysia
Astro Malaysia Holdings Bhd	25,500	18,036
British American Tobacco Malaysia Bhd	9,000	105,701
IOI Corp. Bhd	41,200	46,516
KNM Group Bhd	667,400	80,811
MISC Bhd	15,400	33,311
Petronas Chemicals Group Bhd	43,600	74,890
Tenaga Nasional Bhd	57,500	211,225
Top Glove Corp. BHD	19,800	25,122
Westports Holdings Bhd	47,200	50,054
YTL Power International Bhd	57,900	22,232

		667,898
Netherlands
Steinhoff International Holdings NV	7,831	48,987
Philippines
Energy Development Corp.	800,400	100,535
Globe Telecom, Inc.	2,645	123,569
Megaworld Corp.	83,000	6,658
Metro Pacific Investments Corp.	245,000	30,310

		261,072
Poland
Bank Handlowy w Warszawie SA	1,296	25,138
Enea SA	14,069	43,497
Energa SA	7,498	24,430
Eurocash SA	3,125	44,649
KGHM Polska Miedz SA	4,280	83,443
Orange Polska SA	25,322	41,265
PGE SA	13,126	45,325
Polskie Gornictwo Naftowe i Gazownictwo SA	4,736	6,308
Powszechna Kasa Oszczednosci Bank Polski SA	1,020	6,536
Tauron Polska Energia SA	229,267	177,726

		498,317
Qatar
Ezdan Holding Group QSC	805	4,062
Qatar National Bank	708	27,773

		31,835
Russia
Aeroflot — Russian Airlines OJSC	36,436	43,397
Alrosa AO	123,300	138,899
Gazprom OAO — ADR	4,398	22,852
Inter Rao Ues OAO	5,634,000	159,426
Lukoil PJSC — ADR	540	23,008
Magnitogorsk Iron & Steel Works OJSC	216,200	79,377
Magnitogorsk Iron & Steel Works OJSC — GDR	3,836	18,454
MMC Norilsk Nickel	248	35,838
NovaTek OAO — GDR	148	14,283
Polymetal International PLC	2,910	30,165
Rosneft Oil Co.	10,650	57,662
Rosneft Oil Co. OJSC	12,367	67,871

	Shares	Value
Reference Entity — Long (continued)
Russia (continued)
Sberbank of Russia	1,330	$2,538
Severstal OAO	1,900	21,422
Severstal PAO — GDR	2,442	28,440
Tatneft OAO	8,490	44,427
Tatneft PAO — ADR	4,094	129,060
Uralkali OJSC	8,960	22,576
Uralkali PJSC — GDR	4,371	55,066

		994,761
South Africa
AngloGold Ashanti Ltd.	721	11,721
Barclays Africa Group Ltd.	6,012	60,879
Barloworld Ltd.	1,431	8,261
Bidvest Group Ltd.	1,042	26,474
Clicks Group Ltd.	13,420	98,016
FirstRand Ltd.	35,136	112,931
Gold Fields Ltd.	2,041	9,443
Investec Ltd.	1,543	11,913
Kumba Iron Ore Ltd.	9,032	73,403
Mediclinic International PLC	5,993	79,126
Mondi Ltd.	1,952	37,583
Mr. Price Group Ltd.	3,443	43,770
MTN Group Ltd.	14,993	156,954
Naspers Ltd., Class N	510	70,182
Netcare Ltd.	128,526	327,726
Pick n Pay Stores Ltd.	7,577	39,307
PSG Group Ltd.	699	9,762
Sappi Ltd.	8,131	35,265
Sibanye Gold Ltd.	1,325	5,072
Standard Bank Group Ltd.	6,237	56,010
Telkom SA SOC Ltd.	7,793	31,071
Truworths International Ltd.	5,669	42,332
Vodacom Group Ltd.	4,318	50,205

		1,397,406
South Korea
Amorepacific Corp.	37	13,196
Cell Biotech Co. Ltd.	412	21,930
Coway Co. Ltd.	1,060	91,772
GS Home Shopping, Inc.	102	16,490
Hyundai Development Co-Engineering & Construction	332	14,626
Hyundai Engineering & Construction Co. Ltd.	977	34,226
Hyundai Mipo Dockyard	205	13,071
Hyundai Mobis Co. Ltd.	2,196	500,472
Hyundai Steel Co.	1,914	104,986
Hyundai Wia Corp.	554	46,779
Interpark Holdings Corp.	3,239	24,944
Kangwon Land, Inc.	1,026	38,405
KB Financial Group, Inc.	1,957	59,878
Kia Motors Corp.	880	36,909
Korea Electric Power Corp.	1,984	107,768
Korea Investment Holdings Co. Ltd.	1,649	66,326
Korea Zinc Co. Ltd.	61	26,451
KT Corp.	3,713	99,460
KT&G Corp.	69	7,434
LG Display Co. Ltd.	1,386	28,850
LG Electronics, Inc.	324	16,487
LG Household & Health Care Ltd.	135	118,863
LG Life Sciences Ltd.	159	9,518

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	19

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
South Korea (continued)
Lotte Chemical Corp.	228	$58,156
LOTTE Himart Co. Ltd.	345	17,042
Lotte Shopping Co. Ltd.	43	10,238
LS Corp.	838	37,134
NAVER Corp.	424	251,282
Neowiz Games Corp.	452	5,912
NongShim Co. Ltd.	179	58,620
Orion Corp.	87	70,781
Poongsan Corp.	2,552	71,060
POSCO	413	86,530
Posco ICT Co. Ltd.	1	5
S-Oil Corp.	410	31,161
Samsung Card Co. Ltd.	222	7,544
Samsung Electronics Co. Ltd.	611	665,886
Samsung SDS Co. Ltd.	124	18,489
Shinhan Financial Group Co. Ltd.	2,716	99,585
SK Hynix, Inc.	4,549	111,577
SK Innovation Co. Ltd.	344	46,460
SK Networks Co. Ltd.	702	4,170
SKC Co. Ltd.	386	9,457
Sungwoo Hitech Co. Ltd.	9,115	74,279
Woori Bank	912	8,379

		3,242,588
Taiwan
AU Optronics Corp.	522,000	149,371
Catcher Technology Co. Ltd.	18,000	125,979
Cathay Financial Holding Co. Ltd.	100,000	111,979
Chaun-Choung Technology Corp.	4,000	13,638
Chen Full International Co. Ltd.	13,000	23,929
Compeq Manufacturing Co. Ltd.	15,000	8,300
Elite Advanced Laser Corp.	30,000	143,548
Everlight Electronics Co. Ltd.	72,000	100,669
First Financial Holding Co. Ltd.	132,600	64,848
FocalTech Systems Co. Ltd.	6,310	5,404
Formosa Chemicals & Fibre Corp.	33,000	84,090
Formosa Petrochemical Corp.	48,000	136,145
Foxconn Technology Co. Ltd.	68,680	141,284
Fubon Financial Holding Co. Ltd.	103,000	124,766
General Interface Solution Holding Ltd.	12,000	31,741
Gintech Energy Corp.	24,000	16,296
Highwealth Construction Corp.	5,400	8,095
Hon Hai Precision Industry Co. Ltd.	155,510	370,435
Hon Hai Precision Industry Co. Ltd. — GDR	23,906	116,360
Hota Industrial Manufacturing Co. Ltd.	17,000	81,337
Innolux Corp.	586,311	180,942
Inventec Co. Ltd.	58,000	38,243
King Yuan Electronics Co. Ltd.	240,000	211,234
Lite-On Technology Corp.	27,425	33,311
MediaTek, Inc.	2,000	14,184
Micro-Star International Co. Ltd.	239,000	380,396
Nan Ya Plastics Corp.	2,000	3,909
Nanya Technology Corp.	19,000	22,102
Novatek Microelectronics Corp.	2,000	6,969
PChome Online, Inc.	8,476	89,587
Pegatron Corp.	37,000	77,947
Pou Chen Corp.	136,000	170,963
Radiant Opto-Electronics Corp.	33,000	47,361
Ruentex Industries Ltd.	36,000	50,131

	Shares	Value
Reference Entity — Long (continued)
Taiwan (continued)
SinoPac Financial Holdings Co. Ltd.	13,957	$4,124
Sitronix Technology Corp.	52,000	151,624
Taiwan Fertilizer Co. Ltd.	41,000	55,649
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	459,437
Transcend Information, Inc.	7,000	19,643
Uni-President Enterprises Corp.	24,840	44,717
Vanguard International Semiconductor Corp.	20,000	30,475
Yuanta Financial Holding Co. Ltd.	63,160	20,788
Zhen Ding Technology Holding Ltd.	38,000	79,642

		4,051,592
Thailand
Airports of Thailand PCL	14,700	164,970
Bangchak Petroleum PCL	8,600	7,632
Central Pattana PCL	115,300	174,122
Delta Electronics Thailand PCL	85,900	177,063
IRPC PCL	287,400	41,962
Pruksa Real Estate PCL	65,500	48,286
PTT Exploration & Production PCL, Foreign Registered Shares	96,100	207,029
Siam Cement PCL, Foreign Registered Shares	2,200	30,691
Thai Oil PCL	105,700	199,719
Thai Union Group PCL	77,800	46,105
Tipco Asphalt PCL	44,500	31,340

		1,128,919
Turkey
Arcelik AS	25,737	172,791
BIM Birlesik Magazalar AS	15,362	338,065
Enka Insaat ve Sanayi AS	104,517	181,436
Eregli Demir ve Celik Fabrikalari TAS	234,952	391,917
KOC Holding AS	26,003	135,864
Koza Altin Isletmeleri AS	16,554	108,369
TAV Havalimanlari Holding AS	24,545	143,037
Turk Hava Yollari	103,513	255,105
Turk Telekomunikasyon AS	94,702	228,717
Turkcell Iletisim Hizmetleri AS	7,973	34,503
Turkiye Is Bankasi, Class C	1,951	3,421
Vestel Beyaz Esya Sanayi ve Ticaret	2,093	9,631

		2,002,856
United Arab Emirates
DP World Ltd.	184	3,433
Emaar Malls Group PJSC	15,694	12,285
Emaar Properties PJSC	11,503	21,051

		36,769
United Kingdom
BHP Billiton PLC	4,552	62,478
British American Tobacco PLC	5,770	353,490
SABMiller PLC	811	49,573

		465,541
Total Reference Entity — Long		24,868,178

Reference Entity — Short
Brazil
Centrais Eletricas Brasileiras SA, Preferred B Shares	(4,000)	(14,898)
Cielo SA	(64,748)	(630,678)

See Notes to Consolidated Financial Statements.

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short (continued)
Brazil (continued)
Cosan SA Industria e Comercio	(600)	$(5,555)
EcoRodovias Infraestrutura e Logistica SA	(26,900)	(58,661)
WEG SA	(14,900)	(65,765)

		(775,557)
China
AAC Technologies Holdings, Inc.	(8,500)	(58,998)
AviChina Industry & Technology Co. Ltd., Class H	(21,000)	(14,638)
BBMG Corp.	(95,000)	(69,429)
CGN Power Co. Ltd.	(46,000)	(14,678)
China Conch Venture Holdings Ltd.	(25,500)	(51,595)
China Longyuan Power Group Corp., Class H	(5,000)	(3,459)
China Medical System Holdings Ltd.	(17,000)	(22,061)
China Minsheng Banking Corp. Ltd.	(1,500)	(1,409)
China National Building Material Co. Ltd., Class H	(58,000)	(29,903)
China Oilfield Services Ltd.	(6,000)	(5,205)
China Shanshui Cement Group Ltd.	(23,000)	(2,877)
China Shenhua Energy Co. Ltd.	(13,000)	(21,890)
China Shipping Container Lines Co. Ltd., Class H	(84,000)	(19,176)
China Southern Airlines Co. Ltd., Class H	(26,000)	(16,303)
Country Garden Holdings Co. Ltd.	(10,000)	(3,946)
CSR Corp. Ltd., Class H	(20,000)	(19,410)
Fosun International Ltd.	(448)	(619)
Guangshen Railway Co. Ltd.	(90,000)	(46,622)
Guangzhou R&F Properties Co. Ltd.	(13,200)	(18,408)
Haitian International Holdings Ltd.	(8,000)	(13,649)
Hengan International Group Co. Ltd.	(500)	(4,480)
Huaneng Renewables Corp. Ltd.	(56,000)	(16,525)
Kingsoft Corp. Ltd.	(22,000)	(50,512)
Li Ning Co. Ltd.	(120,500)	(52,261)
Semiconductor Manufacturing International Corp.	(75,000)	(6,166)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(28,000)	(16,809)
Shenzhou International Group Holdings Ltd.	(4,000)	(20,678)
Shui On Land Ltd.	(194,500)	(50,758)
Sichuan Expressway Co. Ltd.	(32,000)	(10,698)
SOHO China Ltd.	(32,000)	(16,088)
Sunac China Holdings Ltd.	(3,000)	(1,918)
Want Want China Holdings Ltd.	(23,000)	(17,641)
West China Cement Ltd.	(262,000)	(55,289)
Xinyi Solar Holdings Ltd.	(908,000)	(357,889)
Zhuzhou CSR Times Electric Co. Ltd.	(2,000)	(11,379)

		(1,123,366)
Czech Republic
CEZ	(2,748)	(53,665)
Hong Kong
Alibaba Pictures Group Ltd.	(120,000)	(28,034)
Brilliance China Automotive Holdings Ltd.	(28,000)	(27,618)
China Everbright International Ltd.	(1,000)	(1,119)
China Mengniu Dairy Co. Ltd.	(43,000)	(72,718)
China Merchants Holdings International Co. Ltd.	(2,000)	(5,932)
China Resources Gas Group Ltd.	(4,000)	(11,319)
China Travel International Investment Hong Kong Ltd.	(42,000)	(12,241)
CITIC Ltd.	(2,000)	(2,917)
COSCO Pacific Ltd.	(40,000)	(42,537)
Far East Horizon Ltd.	(30,000)	(23,813)
Hopewell Highway Infrastructure Ltd.	(5,000)	(2,492)
Kunlun Energy Co. Ltd.	(28,000)	(24,307)

	Shares	Value
Reference Entity — Short (continued)
Hong Kong (continued)
Poly Property Group Co. Ltd.	(37,000)	$(9,878)
Shanghai Industrial Holdings Ltd.	(13,000)	(29,556)
Shenzhen International Holdings Ltd.	(61,000)	(99,544)
Towngas China Co. Ltd.	(8,000)	(4,139)
WH Group Ltd.	(84,500)	(68,253)
Yuexiu Property Co. Ltd.	(48,000)	(6,968)

		(473,385)
Hungary
OTP Bank PLC	(9,272)	(245,681)
Richter Gedeon Nyrt	(7,730)	(153,561)

		(399,242)
India
Larsen & Toubro Ltd. — GDR	(6,908)	(131,812)
Reliance Industries Ltd. — GDR	(813)	(24,065)

		(155,877)
Indonesia
Tower Bersama Infrastructure Tbk PT	(39,500)	(17,698)
Malaysia
Gamuda BHD	(74,600)	(90,708)
IJM Corp. BHD	(6,200)	(5,476)

		(96,184)
Russia
Magnit OJSC — GDR	(1,399)	(48,500)
MegaFon OAO — GDR	(6,499)	(74,860)
Surgutneftegas OAO — ADR	(17,083)	(90,783)

		(214,143)
South Africa
Aspen Pharmacare Holdings Ltd.	(8,552)	(201,757)
Coronation Fund Managers Ltd.	(3,572)	(18,558)
Discovery Holdings Ltd.	(4,532)	(40,562)
Foschini Group Ltd.	(2,910)	(31,261)
Impala Platinum Holdings Ltd.	(1,742)	(7,254)
Life Healthcare Group Holdings Ltd.	(98,765)	(259,090)
Nampak Ltd.	(84,295)	(144,181)
Rand Merchant Insurance Holdings Ltd.	(4,944)	(14,805)
Resilient REIT Ltd.	(21,004)	(200,675)
RMB Holdings Ltd.	(3,167)	(12,948)
Woolworths Holdings Ltd.	(34,110)	(219,644)

		(1,150,735)
South Korea
Cheil Worldwide, Inc.	(275)	(4,043)
CJ Corp.	(199)	(37,244)
Daelim Industrial Co. Ltd.	(26)	(2,058)
Daewoo International Corp.	(382)	(8,263)
Daewoo Securities Co. Ltd.	(3,204)	(23,059)
Dongbu Insurance Co. Ltd.	(612)	(37,513)
Doosan Heavy Industries & Construction Co. Ltd.	(1,237)	(28,161)
Hankook Tire Co. Ltd.	(5,610)	(260,940)
Hanwha Chemical Corp.	(7,295)	(159,748)
Hanwha Life Insurance Co. Ltd.	(5,254)	(30,744)
Hyundai Department Store Co. Ltd.	(764)	(98,585)
Hyundai Glovis Co. Ltd.	(357)	(59,339)
Hyundai Marine & Fire Insurance Co. Ltd.	(381)	(10,605)
KB Insurance Co. Ltd.	(1,425)	(38,688)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	21

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short (continued)
South Korea (continued)
KCC Corp.	(139)	$(51,685)
Korea Aerospace Industries Ltd.	(2,479)	(146,839)
LG Chem Ltd.	(166)	(43,059)
LG Corp.	(189)	(11,264)
Lotte Chilsung Beverage Co. Ltd.	(4)	(6,913)
NCSoft Corp.	(880)	(176,341)
Samsung Electro-Mechanics Co. Ltd.	(9,357)	(425,938)
Samsung Electronics Co. Ltd. — GDR	(338)	(184,568)
Samsung Fire & Marine Insurance Co. Ltd.	(457)	(117,807)
Samsung Life Insurance Co. Ltd.	(2,551)	(244,723)
Samsung SDI Co. Ltd.	(3,763)	(374,755)
Samsung Securities Co. Ltd.	(844)	(28,986)
SK Holdings Co. Ltd.	(30)	(5,880)

		(2,617,748)
Taiwan
Asustek Computer, Inc.	(10,000)	(87,664)
Compal Electronics, Inc.	(75,000)	(44,024)
Delta Electronics, Inc.	(51,573)	(238,893)
Far Eastern New Century Corp.	(5,000)	(3,734)
Largan Precision Co. Ltd.	(2,000)	(139,608)
President Chain Store Corp.	(3,000)	(21,211)
Quanta Computer, Inc.	(28,000)	(45,006)
Shin Kong Financial Holding Co. Ltd.	(361,000)	(72,859)
Wistron Corp.	(705,539)	(416,508)

		(1,069,507)

	Shares	Value
Reference Entity — Short (continued)
Thailand
Advanced Info Service PCL	(15,200)	$(67,885)
Bangkok Dusit Medical Services PCL	(238,800)	(162,710)
BTS Group Holdings PCL	(35,500)	(9,350)
CP ALL PCL	(415,500)	(544,206)
Krung Thai Bank PCL	(405,500)	(203,156)
PTT PCL	(68,300)	(594,423)
Siam Commercial Bank PCL	(2,100)	(8,026)

		(1,589,756)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi	(448,841)	(482,378)
Gubre Fabrikalari TAS	(17,393)	(35,545)
Haci Omer Sabanci Holding	(7,553)	(27,249)
Tofas Turk Otomobil Fabrikasi	(1,339)	(10,593)
Tupras Turkiye Petrol Rafinerileri AS	(2,306)	(60,822)
Turkiye Garanti Bankasi AS	(12,310)	(37,894)

		(654,481)
Total Reference Entity — Short		(10,391,344)
Net Value of Reference Entity — UBS AG		14,476,834

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$12,082	—	—	$12,082
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$1,681,826	—	$25,208	—	1,707,034

Total		—		$1,681,826	$12,082	$25,208	—	$1,719,116

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$13,416	—	—	—	$13,416
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$328,995	—	—	328,995
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	1,389,330	—	$12,472	—	1,401,802

Total		—	—	$1,402,746	$328,995	$12,472	—	$1,744,213

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

22	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (continued)

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(190,724)	—	—	—	$(190,724)
Forward foreign currency exchange contracts	—	—	—	$182,105	—	—	182,105
Swaps	—	—	(17,108,402)	—	$150,261	—	(16,958,141)

Total	—	—	$(17,299,126)	$182,105	$150,261	—	$(16,966,760)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$74,069	—	—	—	$74,069
Forward foreign currency exchange contracts	—	—	—	$(372,082)	—	—	(372,082)
Swaps	—		2,757,726	—	$(26,451)	—	2,731,275

Total	—	—	$2,831,795	$(372,082)	$(26,451)	—	$2,433,262

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,424,630
Foreign currency exchange contracts:
Average amounts purchased — in USD	$3,353,820
Average amounts sold — in USD	$2,410,412
Interest rate swaps:
Average notional value — receives fixed rate	$7,904,175
Total return swaps:
Average notional value	$32,433,142

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	—	$5,338
Forward foreign currency exchange contracts	$12,082	328,995
Swaps — OTC[1]	1,707,034	1,401,802

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$1,719,116	$1,736,135

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(5,338)

Total derivative assets and liabilities subject to an MNA	$1,719,116	$1,730,797

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	23

Consolidated Schedule of Investments (continued)

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$8,642	$(219)	—	—	$8,423
Barclays Bank PLC	12,082	—	—	—	12,082
BNP Paribas S.A.	3,607	(3,607)	—	—	—
Goldman Sachs & Co.	1,681,826	—	—	$(1,400,000)	281,826
JPMorgan Chase Bank N.A.	12,959	(12,253)	—	—	706

Total	$1,719,116	$(16,079)	—	$(1,400,000)	$303,037

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America N.A.	$219	$(219)	—	—	—
BNP Paribas S.A.	109,402	(3,607)	—	—	$105,795
Credit Suisse International	93,415	—	—	—	93,415
Goldman Sachs International	50,723	—	—	—	50,723
HSBC Bank PLC	15,316	—	—	—	15,316
JPMorgan Chase Bank N.A.	12,253	(12,253)	—	—	—
Morgan Stanley & Co. International PLC	7,738	—	—	—	7,738
Royal Bank of Scotland PLC	52,401	—	—	—	52,401
UBS AG	1,389,330	—	—	$(1,158,729)	230,601

Total	$1,730,797	$(16,079)	—	$(1,158,729)	$555,989

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$6,066,324	—	$6,066,324
Foreign Agency Obligations	—	3,088,526	—	3,088,526
Foreign Government Obligations	—	26,425,244	—	26,425,244
Investment Companies	$2,930,294	—	—	2,930,294
Short-Term Securities	18,524,038	—	—	18,524,038

Total	$21,454,332	$35,580,094	—	$57,034,426

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$1,681,826	—	$1,681,826
Foreign currency exchange contracts	—	12,082	—	12,082
Interest rate contracts	—	25,208	—	25,208
Liabilities:
Equity contracts	$(13,416)	(1,389,330)	—	(1,402,746)
Foreign currency exchange contracts	—	(328,995)	—	(328,995)
Interest rate contracts	—	(12,472)	—	(12,472)

Total	$(13,416)	$(11,681)	—	$(25,097)

[1]    Derivative financial instruments are swaps futures contracts and foreign currency exchange contracts. Swaps, futures contracts and foreign currency enchange contracts are valued at the unrealized appreciation (depreciation) of the instrument.

See Notes to Consolidated Financial Statements.

24	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$33,960	—	—	$33,960
Cash pledged as collateral for OTC derivatives	1,158,729	—	—	1,158,729
Cash pledged for futures contracts	104,480	—	—	104,480
Foreign currency at value	3,913	—	—	3,913
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,400,000)	—	(1,400,000)

Total	$1,301,082	$(1,400,000)	—	$(98,918)

During the six months ended April 30, 2016, there were no transfers between levels.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	25

Consolidated Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $34,912,567)	$35,580,094
Investments at value — affiliated (cost — $21,489,804)	21,454,332
Cash	33,960
Cash pledged:
Futures contracts	104,480
OTC derivatives	1,158,729
Foreign currency at value (cost $3,994)	3,913
Receivables:
Interest	521,912
Dividend — affiliated	19,752
Capital shares sold	52,703
Unrealized appreciation on:
Forward foreign currency exchange contracts	12,082
OTC swaps	1,707,034
Prepaid expenses	33,725

Total assets	60,682,716

Liabilities
Cash received as collateral for OTC derivatives	1,400,000
Payables:
Investment advisory fees	27,839
Capital shares redeemed	51,162
Administration fees	2,927
Service and distribution fees	908
Officer’s & Trustees’ fees	197
Other accrued expenses	179,678
Variation margin on futures contracts	5,338
Unrealized depreciation on:
Forward foreign currency exchange contracts	328,995
OTC swaps	1,401,802

Total liabilities	3,398,846

Net Assets	$57,283,870

Net Assets Consist of
Paid-in capital	$63,037,365
Undistributed net investment income	305,659
Accumulated net realized loss	(6,668,365)
Net unrealized appreciation (depreciation)	609,211

Net Assets	$57,283,870

Net Asset Value
Institutional — Based on net assets of $54,693,612 and 6,118,669 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.94

Investor A — Based on net assets of $1,716,487 and 192,686 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.91

Investor C — Based on net assets of $873,771 and 98,403 shares outstanding, unlimited number of shares authorized, $0.001 par value	$8.88

See Notes to Consolidated Financial Statements.

26	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Statement of Operations

Six Months Ended April 30, 2016 (Unaudited)

Investment Income
Interest	$822,475
Dividends — affiliated	80,928
Foreign taxes withheld	(564)

Total income	902,839

Expenses
Investment advisory	267,325
Administration	11,361
Administration — class specific	5,347
Service and distribution — class specific	5,920
Transfer agent — class specific	7,154
Professional	68,095
Accounting Services	42,886
Pricing	31,617
Registration	19,760
Printing	18,366
Custodian	4,883
Officer and Trustees	3,504
Miscellaneous	7,519

Total expenses	493,737
Less:
Fees waived by the Manager	(100,648)
Administration fees waived — class specific	(5,250)
Transfer agent fees waived and/or reimbursed — class specific	(7,154)
Fees paid indirectly	(128)

Total expenses after fees waived and/or reimbursed and paid indirectly	380,557

Net investment income	522,282

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	14,242,427
Investments — affiliated	(149,908)
Futures contracts	(190,724)
Foreign currency transactions	165,045
Swaps	(16,958,141)

(2,891,301)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,659,027
Investments — affiliated	178,228
Futures contracts	74,069
Foreign currency translations	(369,720)
Swaps	2,731,275

4,272,879

Total realized and unrealized gain	1,381,578

Net Increase in Net Assets Resulting from Operations	$1,903,860

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	27

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$522,282	$632,570
Net realized loss	(2,891,301)	(2,650,442)
Net change in unrealized appreciation (depreciation)	4,272,879	(5,121,983)

Net increase (decrease) in net assets resulting from operations	1,903,860	(7,139,855)

Distributions to Shareholders[1]
From net investment income:
Institutional	(656,002)	(336,028)
Investor A	(19,525)	(3,973)

Decrease in net assets resulting from distributions to shareholders	(675,527)	(340,001)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(996,377)	9,872,790

Net Assets
Total increase in net assets	231,956	2,392,934
Beginning of period	57,051,914	54,658,980

End of period	$57,283,870	$57,051,914

Undistributed net investment income, end of period	$305,659	$458,904

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Consolidated Financial Statements.

28	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Financial Highlights

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period May 16, 2013[1] to October 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.70		$9.84	$9.53	$10.00

Net investment income[2]	0.08		0.11	0.05	0.05
Net realized and unrealized gain (loss)	0.26		(1.19)	0.34	(0.52)

Net increase (decrease) from investment operations	0.34		(1.08)	0.39	(0.47)

Distributions from net investment income[3]	(0.10)		(0.06)	(0.08)	—

Net asset value, end of period	$8.94		$8.70	$9.84	$9.53

Total Return[4]
Based on net asset value	4.08%	[5]	(10.97)%	4.18%	(4.70)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.82%	[7]	1.74%	2.01%	1.92%	[7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.40%	[7]	1.40%	1.40%	1.40%	[7]

Net investment income	1.98%	[7]	1.15%	0.56%	1.08%	[7]

Supplemental Data
Net assets, end of period (000)	$54,694		$54,526	$51,671	$48,532

Portfolio turnover rate[9]	27%		34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the six months ended April 30, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	29

Consolidated Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period May 16, 2013[1] to October 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.67		$9.81	$9.52	$10.00

Net investment income[2]	0.07		0.10	0.02	0.04
Net realized and unrealized gain (loss)	0.26		(1.19)	0.35	(0.52)

Net increase (decrease) from investment operations	0.33		(1.09)	0.37	(0.48)

Distributions from net investment income[3]	(0.09)		(0.05)	(0.08)	—

Net asset value, end of period	$8.91		$8.67	$9.81	$9.52

Total Return[4]
Based on net asset value	3.88%	[5]	(11.15)%	3.90%	(4.80)%	[5]

Ratios to Average Net Assets[6]
Total expenses	2.26%	[7]	2.15%	2.54%	2.63%	[7,8]

Total expenses after fees waived and/or reimbursed and paid indirectly	1.65%	[7]	1.65%	1.65%	1.65%	[7]

Net investment income	1.74%	[7]	1.02%	0.23%	0.82%	[7]

Supplemental Data
Net assets, end of period (000)	$1,716		$1,628	$698	$71

Portfolio turnover rate[9]	27%		34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the six months ended April 30, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

30	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Consolidated Financial Highlights (concluded)

	Investor C
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,		Period May 16, 2013[1] to October 31, 2013
			2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$8.58		$9.73	$9.49	$10.00

Net investment income (loss)[2]	0.04		(0.01)	(0.05)	0.00	[3]
Net realized and unrealized gain (loss)	0.26		(1.14)	0.34	(0.51)

Net increase (decrease) from investment operations	0.30		(1.15)	0.29	(0.51)

Distributions from net investment income[4]	—		—	(0.05)	—

Net asset value, end of period	$8.88		$8.58	$9.73	$9.49

Total Return[5]
Based on net asset value	3.50%	[6]	(11.82)%	3.14%	(5.10)%	[6]

Ratios to Average Net Assets[7]
Total expenses	2.99%	[8]	2.91%	3.25%	3.43%	[8,9]

Total expenses after fees waived and/or reimbursed and paid indirectly	2.40%	[8]	2.40%	2.40%	2.40%	[8]

Net investment income (loss)	0.99%	[8]	(0.10)%	(0.57)%	0.06%	[8]

Supplemental Data
Net assets, end of period (000)	$874		$898	$2,290	$71

Portfolio turnover rate[10]	27%		34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods are determined in accordance with federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.10% for the six months ended April 30, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.47%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	31

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Market Allocation Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended April 30, 2016, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income,

32	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	33

Notes to Consolidated Financial Statements (continued)

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments and derivative financial instruments have been included in the Consolidated Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as equity risk, interest rate risk and foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in the value of equity securities (equity risk).

34	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The daily change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

•	Total return swaps — The Fund enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty and its hedge. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	35

Notes to Consolidated Financial Statements (continued)

•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, which is determined by calculating a percentage of the Fund’s average daily net assets, based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion — $3 Billion	0.94%
$3 Billion — $5 Billion	0.90%
$5 Billion — $10 Billion	0.87%
Greater than $10 Billion	0.85%

36	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Subsidiary.

The Manager, with respect to the Fund, entered into separate sub-advisory agreements with BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”), each an affiliate of the Manager. The Manager pays the Sub-Advisors for services they provide a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$1,948	$3,972	$5,920

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fees, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$5,111	$156	$80	$5,347

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	37

Notes to Consolidated Financial Statements (continued)

For the six months ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$4,733	$1,663	$758	$7,154

Other Fees

For the six months ended April 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $537.

For the six months ended April 30, 2016, affiliates received CDSCs of $934 for the Fund’s Investor C Shares.

Expense Limitations, Waivers, Reimbursements and Recoupments

The Manager, with respect to the Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
Institutional	1.40%
Investor A	1.65%
Investor C	2.40%

For the six months ended April 30, 2016, the Manager waived $80,972 which is included in fees waived by the Manager in the Consolidated Statement of Operations.

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to March 1, 2017, unless approved by the Board, including a majority of the Independent Trustees or by the vote of a majority of the outstanding voting securities of the Fund.

The Manager, with respect to the Fund, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. For the six months ended April 30, 2016, the Fund waived $13,949.

In addition, the Manager has contractually agreed to waive the management fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed income mutual funds managed by BlackRock or its affiliates. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended April 30, 2016, the amount waived was $5,727.

For the six months ended April 30, 2016, the amounts included in administration fees waived – class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$5,019	$153	$78	$5,250

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$150	$152	$27	$329

For the six months ended April 30, 2016, the amounts included in transfer agent fees waived and/or reimbursed– class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$4,733	$1,663	$758	$7,154

38	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.
•	The Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator.

In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2016	2017	2018
Fund level	$276,538	$133,450	$80,972
Institutional	$13,572	$16,945	$9,752
Investor A	$873	$2,541	$1,816
Investor C	$2,361	$3,337	$836

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Consolidated Statement of Operations.

6. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term securities, were $11,893,958 and $9,836,354, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the two years ended October 31, 2015 and the period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2015, the Fund had a capital loss carryforward available to offset future realized gains of $19,867, with no expiration date.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$60,159,326

Gross unrealized appreciation	$1,065,104
Gross unrealized depreciation	(4,190,004)

Net unrealized depreciation	$(3,124,900)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	39

Notes to Consolidated Financial Statements (continued)

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, a fee per annum was 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2016, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to

40	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Notes to Consolidated Financial Statements (continued)

segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of period end, the Fund’s investments had the following industry classifications:

	Percent of Total Investments
Industry	Long		Short		Total
Banks	5%		2%		7%
Technology Hardware & Equipment	4		2		6
Telecommunication Services	4		1		5
Oil, Gas & Consumable Fuels	4		1		5
Food, Beverage & Tobacco	3		1		4
Internet Software & Services	2		1		3
Semiconductors & Semiconductor Equipment	2		1		3
Industrial Conglomerates	2		1		3
Metals & Mining	2		1		3
Transportation	1		1		2
Real Estate Management & Development	1		1		2
Insurance	2		—		2
Other	43	[1]	12	[2]	55

Total	75%		25%		100%

[1]	Consists of Foreign Government Obligations (19%) and Investment Companies (2%) with the remainder consisting of other industries that were each 1% or less of total investments (22%).
[2]	All other industries held were each 1% or less of total investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	445,402	$3,772,410	1,449,077	$13,792,309
Shares issued in reinvestment of distributions	11,611	94,865	899	8,237
Shares redeemed	(604,310)	(4,919,447)	(435,195)	(3,856,587)

Net increase (decrease)	(147,297)	$(1,052,172)	1,014,781	$9,943,959

Investor A
Shares sold	106,974	$932,718	200,735	$1,913,242
Shares issued in reinvestment of distributions	2,369	19,304	421	3,850
Shares redeemed	(104,547)	(860,850)	(84,482)	(776,216)

Net increase	4,796	$91,172	116,674	$1,140,876

Investor C
Shares sold	39,295	$337,789	73,566	$702,667
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(45,516)	(373,166)	(204,283)	(1,914,712)

Net decrease	(6,221)	$(35,377)	(130,717)	$(1,212,045)

Total Net Increase (Decrease)	(148,722)	$(996,377)	1,000,738	$9,872,790

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	41

Notes to Consolidated Financial Statements (concluded)

At April 30, 2016, the following shares of the Fund were owned by affiliates:

Institutional	5,091,436
Investor A	2,500
Investor C	2,500

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:

On June 13, 2016, the Board of the Fund approved a change in the name of the Fund to BlackRock Total Emerging Markets Fund effective on July 18, 2016.

42	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock Asset Management North Asia Limited Hong Kong, China BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022
Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110		Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	43

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	3,327,629,620	22,971,395
	Susan J. Carter	3,329,237,692	21,363,323
	Collette Chilton	3,329,179,365	21,421,650
	Neil A. Cotty	3,328,526,288	22,074,727
	Matina S. Horner	3,326,965,973	23,635,042
	Rodney D. Johnson	3,327,844,311	22,756,704
	Cynthia A. Montgomery	3,328,882,847	21,718,168
	Joseph P. Platt	3,327,563,553	23,037,462
	Robert C. Robb, Jr.	3,327,822,475	22,778,540
	Mark Stalnecker	3,327,691,900	22,909,115
	Kenneth L. Urish	3,324,875,151	25,725,864
	Claire A. Walton	3,329,000,010	21,601,005
	Frederick W. Winter	3,327,879,107	22,721,908
	Barbara G. Novick	3,327,607,976	22,993,039
	John M. Perlowski	3,326,473,221	24,127,794

*	Denotes Trust-wide proposal and voting results.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

44	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2016	45

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMAP-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 1, 2016

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